Loans, borrowings, cash and cash equivalents and financial investments - Guarantees and Policy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans and borrowings
Property, plant and equipment and receivables security for borrowings	$ 275	$ 472
Capitalization rate (as a percent)	22.00%
Vale Overseas Limited
Loans and borrowings
Proportion of ownership interest in subsidiary	100.00%